PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of breakdown of and changes to property, plant and equipment

	Switching and transmission equipment	Infrastructure	Lending equipment	Terminal equipment	Land	Other P&E	Assets and facilities under construction	Total
Balance on December 31, 2023	23,266,868	14,929,179	5,401,694	421,385	249,536	512,930	1,536,555	46,318,147
Additions(1)	162,171	4,707,950	85,285	32	—	117,026	6,002,568	11,075,032
Write-offs, net(2)	(10,653)	(111,421)	(469)	(536)	(10,271)	—	(8,182)	(141,532)
Net transfers(3)	3,266,774	358,091	2,185,708	36,752	—	12,947	(5,895,330)	(35,058)
Subletting	—	(65,290)	—	—	—	—	—	(65,290)
Business combination – IPNET (Note 1.c.3.)	—	533	—	—	—	532	—	1,065
Depreciation (Note 26.)	(3,914,354)	(3,829,001)	(2,162,005)	(245,147)	—	(189,476)	—	(10,339,983)
Balance on December 31, 2024	22,770,806	15,990,041	5,510,213	212,486	239,265	453,959	1,635,611	46,812,381
Additions(1)	140,156	3,636,211	90,341	590	—	171,553	6,069,736	10,108,587
Write-offs, net(2)	(2,810)	(217,861)	(17)	—	(643)	(6,750)	(11,572)	(239,653)
Net transfers(3)	3,235,811	547,154	1,961,984	17,612	—	(53,752)	(5,710,107)	(1,298)
Subletting	—	(4,873)	—	—	—	—	—	(4,873)
Assets held for sale (Note 11)	—	(7,399)	—	—	(1,362)	—	—	(8,761)
Business combination - Samauma (Note 1.c.1)	—	—	—	—	—	217	—	217
Business combination - FiBrasil (Note 1.c.2)	—	1,563,540	—	—	818	1,061	114,083	1,679,502
Business combination - Cyber (Note 1.c.6)	2,800	505	—	—	—	990	860	5,155
Depreciation (Note 26.)	(4,437,238)	(4,105,108)	(2,206,428)	(113,084)	—	(132,359)	—	(10,994,217)
Balance on December 31, 2025	21,709,525	17,402,210	5,356,093	117,604	238,078	434,919	2,098,611	47,357,040

Balance on December 31, 2024
Cost	91,758,158	47,318,029	31,701,975	6,582,403	239,265	5,945,185	1,635,611	185,180,626
Accumulated depreciation	(68,987,352)	(31,327,988)	(26,191,762)	(6,369,917)	—	(5,491,226)	—	(138,368,245)
Total	22,770,806	15,990,041	5,510,213	212,486	239,265	453,959	1,635,611	46,812,381

Balance on December 31, 2025
Cost	94,868,938	52,291,576	32,937,369	6,585,887	238,078	6,078,455	2,098,611	195,098,914
Accumulated depreciation	(73,159,413)	(34,889,366)	(27,581,276)	(6,468,283)	—	(5,643,536)	—	(147,741,874)
Total	21,709,525	17,402,210	5,356,093	117,604	238,078	434,919	2,098,611	47,357,040

(1)Additions from property and equipment mainly refers to: (i) in 2025 Investments were primarily directed towards expanding the 5G mobile network and strengthening FTTH to support the growth of connected customers. These investments demonstrate the Company's commitment to the quality of services provided, ensuring robust and consistent commercial performance throughout the year, in both B2C and B2B; .(ii) in 2024: Investments were primarily directed towards accelerating the 5G mobile network, as well as strengthening transmission backhaul, backbone and network, and FTTH customers. These were some of the initiatives that boosted our commercial growth this year, reinforcing our commitment to the quality of our services and ensuring healthy and consistent growth.
(2)In infrastructure, includes the amounts of R$213,077 and R$74,258 in 2025 and 2024, respectively, referring to the cancellation of lease agreements.
(3)Total balances refer to transfers between classes of fixed and intangible assets (Note 14.c.).

Schedule of annual depreciation rates of property, plant and equipment
Below is a summary of the annual depreciation rates for the years ended December 31, 2025 and 2024, excluding lease assets, which are disclosed in Note 13.e.

Description	12.31.2025			12.31.2024
Switching and transmission equipment and media	2.50%	to	66.67%	2.50%	to	66.67%
Infrastructure	2.50%	to	50.00%	2.50%	to	50.00%
Lending equipment	20.00%	to	50.00%	20.00%	to	50.00%
Terminal equipment	10.00%	to	50.00%	10.00%	to	50.00%
Other P&E assets	10.00%	to	50.00%	10.00%	to	50.00%

Schedule of changes in leases and depreciation rates, after the adoption of IFRS 16, already included in the asset movement tables
Below, we present the movement of leases, already included in the tables for the movement of fixed assets (Note 13.c.).

	Infrastructure	Switching and transmission equipment	Other	Total
Balance on December 31, 2023	11,862,992	203,519	13,606	12,080,117
Additions	4,634,552	139,125	702	4,774,379
Subletting (Note 13.c.)	(65,290)	—	—	(65,290)
Depreciation	(3,364,821)	(79,390)	(9,028)	(3,453,239)
Cancellation of contracts	(74,258)	(10,123)	(21)	(84,402)
Other changes	(3,947)	—	—	(3,947)
Balance on December 31, 2024	12,989,228	253,131	5,259	13,247,618
Additions	3,508,375	128,257	63,505	3,700,137
Subletting (Note 13.c.)	(4,873)	—	—	(4,873)
Depreciation	(3,615,053)	(89,852)	(18,513)	(3,723,418)
Cancellation of contracts	(213,077)	(1,050)	—	(214,127)
Business combination - FiBrasil (Note 1.c.2)	110,330	—	—	110,330
Business combination - Cyber (Note 1.c.6)	380	—	—	380
Balance on December 31, 2025	12,775,310	290,486	50,251	13,116,047

Balance on December 31, 2024
Cost	29,418,847	520,634	130,315	30,069,796
Accumulated depreciation	(16,429,619)	(267,503)	(125,056)	(16,822,178)
Total	12,989,228	253,131	5,259	13,247,618

Balance on December 31, 2025
Cost	32,014,344	638,473	193,117	32,845,934
Accumulated depreciation	(19,239,034)	(347,987)	(142,866)	(19,729,887)
Total	12,775,310	290,486	50,251	13,116,047
13.e.2. Depreciation rates
Below, we present the annual depreciation rates for the years ended December 31, 2025 and 2024.

Description	12.31.2025			12.31.2024
Infrastructure	2.36%	to	92.31%	2.36%	to	92.31%
Switching and transmission equipment and media	10.00%	to	66.67%	10.00%	to	66.67%
Other P&E assets	26.09%	to	37.50%	26.09%	to	40.00%